Prospectus Supplement

August 29, 2012

Morgan Stanley Institutional Fund, Inc.

Supplement dated August 29, 2012 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Asian Equity Portfolio

Effective immediately, May Yu has been added to the team primarily responsible for the day-to-day management of the Asian Equity Portfolio. Accordingly, effective immediately, the Prospectus is revised as follows:

The section of the Prospectus entitled "Portfolio Summary—Asian Equity Portfolio—Portfolio Managers" is hereby deleted and replaced with the following:

The Portfolio is managed by members of the Asian Equity team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with MSIM Company	Date Began Managing Portfolio
James Cheng	Managing Director	August 2006

Munib Madni	Managing Director	May 2012

Samuel Rhee	Executive Director	May 2012

May Yu	Executive Director	August 2012

The section of the Prospectus entitled "Portfolio Management—Asian Equity Portfolio" is hereby deleted and replaced with the following:

The Portfolio is managed by members of the Asian Equity team. The team consists of portfolio managers and analysts. The current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are James Cheng, Munib Madni, Samuel Rhee and May Yu.

Mr. Cheng has been associated with MSIM Company in an investment management capacity since 2006. Mr. Madni has been associated with MSIM Company in an investment management capacity since February 2005. Mr. Rhee has been associated with MSIM Company in an investment management capacity since July 2005. Ms. Yu has been associated with MSIM Company in an investment management capacity since August 2012. Prior to August 2012, Ms. Yu was a lead portfolio manager at China International Capital Corporation from February 2011 to August 2012. From September 2006 to February 2011, Ms. Yu was associated with MSIM Company in an investment management capacity.

Please retain this supplement for future reference.

  MSIGLINSPT4 8/12

Statement of Additional Information Supplement

August 29, 2012

Morgan Stanley Institutional Fund, Inc.

Supplement dated August 29, 2012 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2012

Effective immediately, May Yu has been added to the team primarily responsible for the day-to-day management of the Asian Equity Portfolio (the "Portfolio"). Accordingly, effective immediately, the Statement of Additional Information is revised as follows:

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by the Portfolio Managers at December 31, 2011 (unless otherwise indicated)—Asian Equity" is hereby deleted and replaced with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts		Total Assets in the Accounts
James Cheng	12	$4.2 billion	7	$2.6 billion	26	(2)	$10.9 billion(2)
Munib Madni*	2	$335.6 million	5	$2.6 billion	25	(8)	$11.4 billion(8)
Samuel Rhee*	0	$0	2	$129.3 million	7		$7.0 billion
May Yu**	0	$0	0	$0	0		$0

*  As of March 31, 2012.

**  As of August 1, 2012.

(2)  Of these other accounts, three accounts with a total of approximately $1.5 billion in assets, had performance-based fees.

(8)  Of these other accounts, two accounts with a total of approximately $913.4 million in assets, had performance-based fees.

The information in table under the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers (as of December 31, 2011, unless otherwise noted)" which discloses the dollar range of Fund shares beneficially owned by the portfolio managers of the Portfolio is hereby deleted and replaced with the following:

Portfolio and Portfolio Managers	Portfolio Holdings
James Cheng	None
Munib Madni**	None
Samuel Rhee**	None
May Yu***	None

**  As of March 31, 2012.

***  As of August 1, 2012.

Please retain this supplement for future reference.